Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt [Abstract]
DEBT

NOTE 10 — DEBT

Convertible Notes

At various dates during the first quarter of 2024, the Company issued convertible notes of $527,500 to meet our working capital requirements. At various dates during September and October 2024, the Company and three separate investors amended their respective convertible notes, resulting in a total of approximately an additional 2,707 common shares due upon conversion. As of December 31, 2024, there were five separate outstanding convertible notes, which are convertible into an aggregate of approximately 70,000 common shares. The outstanding balance on convertible notes was $527,500 as of December 31, 2024.

During the nine months ended September 30, 2025, holders converted an aggregate of $527,500 principal amount of convertible notes into 68,095 shares of common stock. As of September 30, 2025, convertible notes representing 1,600 shares remained outstanding and subject to conversion.

Short-term Notes Payable

EF Hutton LLC

On February 1, 2024, the Company executed a Promissory Note with EF Hutton, totaling $2,200,000, to cover underwriters’ fees associated with the closure of the Company’s Merger with HBC. In the case of an event of default, this Note shall bear interest at a rate of 24% per annum until such event of default is cured. The principal amount of this Promissory Note is payable on designated dates, with $183,333 scheduled on the first business day of each month until the final payment on March 1, 2025. As of September 30, 2025, the Company was in default of the Promissory Note due to non-payment of scheduled installments, and the Promissory Note is accruing interest at the default rate of 24% per annum. The Company is in the process of negotiating an amendment to the terms of the Promissory Note. The outstanding balance of the Promissory Note amounted to $1,283,335 as of September 30, 2025 and December 31, 2024. The accrued but unpaid interest on the Promissory Note totaled approximately $506,836 and 279,000 as of September 30, 2025 and December 31, 2024, respectively.

Benesch Friedlander Coplan & Aronoff LLP

On April 29, 2024, the Company executed a Promissory Note with Benesch Friedlander Coplan & Aronoff in the amount of $670,000. The interest rate is 7% per annum, to be paid as a lump sum at the maturity date of November 1, 2024.

On November 12, 2024, the Company amended the terms of its Promissory Note with Benesch Friedlander Coplan & Aronoff. The amended terms include an updated principal balance of $694,061, which includes unpaid interest expense of $24,061 from earlier periods, an increase in the interest rate to 10% per annum, an upfront payment of $40,000 made at signing, and a requirement for minimum monthly payments of $25,000. Additionally, the maturity date has been extended to May 31, 2025.

On August 4, 2025, the Company amended the terms of its Promissory Note with Benesch Friedlander Coplan & Aronoff. The amended terms include an updated principal balance of $621,732, which includes unpaid interest expense from earlier periods, an interest rate to 10% per annum and the maturity date has been extended to December 31, 2025. As of September 30, 2025, the outstanding balance of the Promissory Note was $621,732 and 634,627 as of September 30, 2025 and December 31, 2024. The accrued but unpaid interest on the Promissory Note totaled approximately $15,803 and $3,304 as of September 30, 2025 and December 31, 2024, respectively.

The outstanding balance of Short-term Notes Payable amounted to $1,905,067 and $1,917,962 as of September 30, 2025 and December 31, 2024, respectively.

Great Point Capital, LLC

On October 29, 2025, the Company executed a unsecured Promissory Note with Great Point Capital, LLC (the “Noteholder”) in the principal amount of $1,000,000. The Note bears interest at a rate of 8.0% per annum, payable quarterly in arrears. The Note matures on October 25, 2026 or the date on which all amounts become immediately due and payable following a Nasdaq delisting notice that would result in the Company’s common stock no longer trading on any Nasdaq market. In the event of a default, the Note bears interest at the Default Rate of 10% per annum.

The Note contains customary representations, warranties, and covenants of the Company and provides for events of default, including nonpayment of principal or interest, breaches of representations, insolvency events, and delisting of the Company’s common stock from Nasdaq. Upon an event of default, the Noteholder may declare all outstanding principal and accrued interest immediately due and payable.

NOTE 11 — DEBT

Convertible Notes

At various dates during the first quarter of 2024, the Company issued convertible notes of $527,500 to meet our working capital requirements. At various dates during September and October 2024, the Company and three separate investors amended their respective convertible notes, resulting in a total of approximately an additional 2,707 common shares due upon conversion. As of December 31, 2024, there were five separate outstanding convertible notes, which are convertible into an aggregate of approximately 70,000 common shares. The outstanding balance on convertible notes was $527,500 as of December 31, 2024.

Subsequent to the issuance of the interim financial information as of and for the period ended September 30, 2024, the Company identified an error related to the accounting for issuance costs associated with convertible notes. Specifically, approximately $2.8 million of non-cash, non-operating stock-based expense related to bonus shares was inadvertently omitted from the financial statements for the first quarter of 2024. As discussed in Note 2 - Restatement of Previously Issued Interim Financial Information, the Company has revised its previously issued financial statements for the first, second, and third quarters of 2024, resulting in the recognition of the issuance cost within Issuance of Common Stock and Warrants under non-operating losses in the statements of operations.

After year-end, in March and April 2025, holders converted an aggregate of $527,500 of convertible notes into 68,096 common shares. As of the date of this filing, 1,600 shares remain subject to conversion.

Short-term Notes Payable

EF Hutton LLC

On February 1, 2024, the Company executed a Promissory Note with EF Hutton, totaling $2,200,000, to cover underwriters’ fees associated with the closure of the Company’s Merger with HBC. In the case of an event of default, this Note shall bear interest at a rate of 24% per annum until such event of default is cured. The principal amount of this Promissory Note is payable on designated dates, with $183,333 scheduled on the first business day of each month until the final payment on March 1, 2025. As of December 31, 2024, the Company was in default of the Promissory Note due to non-payment of scheduled installments, and the Promissory Note is accruing interest at the default rate of 24% per annum. The Company is in the process of negotiating an amendment to the terms of the Promissory Note. As of December 31, 2024, the outstanding balance of the Promissory Note was $1,283,335.

Loeb and Loeb LLP

On February 1, 2024, the Company executed a Promissory Note with Loeb and Loeb, totaling $540,000 for legal services provided to the Company in connection with the Company’s Merger with HBC. The principal and interest amount of this Promissory Note is payable in 12 equal monthly installments beginning on March 1, 2024. The Promissory Note bears implied interest of 23.5% per annum, resulting in total interest payments of approximately $127,000 over the term of the Promissory Note. The monthly installments include both principal and interest payments. As of December 31, 2024, the Promissory Note has been paid off.

Benesch Friedlander Coplan & Aronoff LLP

On April 29, 2024, the Company executed a Promissory Note with Benesch Friedlander Coplan & Aronoff in the amount of $670,000. The interest rate is 7% per annum, to be paid as a lump sum at the maturity date of November 1, 2024.

On November 12, 2024, the Company amended the terms of its Promissory Note with Benesch Friedlander Coplan & Aronoff. The amended terms include an updated principal balance of $694,061, which includes unpaid interest expense of $24,061 from earlier periods, an increase in the interest rate to 10% per annum, an upfront payment of $40,000 made at signing, and a requirement for minimum monthly payments of $25,000. Additionally, the maturity date has been extended to May 31, 2025. As of December 31, 2024, the outstanding balance of the Promissory Note was $634,627.

The outstanding balance of Short-term Notes Payable amounted to $1,917,962 and $0 as of December 31, 2024, and 2023, respectively.